Long-term bank loans & Revolving facilities - New Financing Activities during the year ended December 31, 2025	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term bank loans & Revolving facilities - New Financing Activities during the year ended December 31, 2025

9.       Long-term bank loans & Revolving facilities:

New Financing Activities during the year ended December 31, 2025:

(i) ING $185,000 Facility

On January 22, 2025, the Company entered into a loan agreement with ING Bank N.V., London Branch (“ING”), for a loan amount of up to $185,000 (the “ING $185,000 Facility”) which was drawn on January 24, 2025 and the proceeds of which were used to refinance the outstanding amount of the then existing ING Facility, as defined and described below, and for general corporate purposes. The ING $185,000 Facility is repayable in 20 equal consecutive quarterly installments of $8,810 and a balloon payment of $8,810, due in January 2030, along with the last installment. The ING $185,000 Facility is secured by first priority mortgages on the vessels Star Alessia, Star Magnanimus, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Mona, Star Flame, Star Elizabeth, Madredeus, Star Vega, Star Capoeira, Star Carioca, Star Subaru, Star Lambada, Star Macarena and Star Lutas which were previously part of the collateral securing the then existing ING Facility.

(ii) Fubon $43,000 Facility

On March 14, 2025, the Company entered into a loan agreement with Taipei Fubon Commercial Bank Co., Ltd. (“Fubon Bank”) for a loan amount of up to $43,000 (the “Fubon $43,000 Facility”), which was drawn on March 26, 2025 in order to refinance the vessels Peloreus and Leviathan, which were previously under the ING Facility. The Fubon $43,000 Facility is repayable in 20 equal consecutive quarterly installments of $1,075 and a balloon payment of $21,500, due in March 2030, along with the last installment and is secured by first-priority mortgages on the aforementioned vessels.

(iii) ESUN $130,000 Facility

On April 10, 2025, the Company entered into a loan agreement with E.SUN Commercial Bank Ltd. (“E.SUN”) for a loan amount of up to $130,000 (the “ESUN $130,000 Facility”) for the post-delivery financing of the five Kamsarmax vessels currently under construction at Qingdao Shipyard Co. Ltd. (Note 6). The ESUN $130,000 Facility will mature seven years after drawdown date and will be secured by first priority mortgages on the aforementioned vessels under construction when delivered.

9.       Long-term bank loans & Revolving facilities – (continued):

New Financing Activities during the year ended December 31, 2025 – (continued):

(iv) ABN Revolving Facility

On May 30, 2025, the Company entered into an agreement with ABN AMRO Bank N.V. (“ABN AMRO”) for a senior secured revolving credit facility in a principal amount of up to $50,000 (the “ABN Revolving Facility”) in order to finance working capital requirements. Amounts under the ABN Revolving Facility are available to be drawn for, and are repayable within twelve months from the date of the agreement, with an option to extend the repayment for an additional twelve months upon mutual agreement. Each amount drawn under the ABN Revolving Facility will be secured by first priority mortgage on the vessels Star Eva, Star Aphrodite, Star Lydia and Star Nicole.

(v) NBG Revolving Facility

On June 25, 2025, the Company entered into an agreement with National Bank of Greece S.A. (“NBG”) for a secured revolving credit facility in a principal amount of up to $65,000 (the “NBG Revolving Facility”) in order to finance working capital requirements. The NBG Revolving Facility is available for three years after the date of the agreement, and each amount drawn under the facility will be repayable within one year from the respective drawdown date. On June 30, 2025, an amount of $20,000 was drawn (the “First Drawing”), which was repaid in July 2025. On December 31, 2025 an amount of $30,000 was drawn (the “Second Drawing”), which was repaid in January 2026. Following the repayment of the Second Drawing, each drawn amount under the NBG Revolving Facility will be secured by first priority mortgage on the vessels Star Pauline, Star Borneo, Star Marilena, Star Bueno, Star Angie, Star Kamila, Star Sophia and Star Nina.

(vi) New DNB $100,000 Facility

On December 17, 2025, the Company entered into a loan agreement with DNB Bank ASA (“DNB”) for a loan amount of up to $100,000 (the “New DNB $100,000 Facility”). The full amount of the loan was drawn on December 19, 2025 and was used to refinance the outstanding loan amount under the then existing DNB $100,000 Facility (as defined and described below) as well as to replenish the funds previously used to prepay the outstanding amounts under the loan facilities of the vessels Star Luna, Star Astrid and Star Wave. The New DNB $100,000 Facility is repayable in 20 equal consecutive quarterly installments of $4,134 and a balloon payment of $17,311, due in December 2030, along with the last installment. The loan is secured by first priority mortgages on the vessels Gannet Bulker, Grebe Bulker, Star Halifax, Star Hamburg, Kingfisher, Star Santos, Star Singapore, Star Southport, Star Stockholm, Star Valencia, Star Luna, Star Wave and Star Astrid.